Earnings Per Share - Reconciliation of Earnings Used for Earnings per Share Calculations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings per share [abstract]
Earnings attributable to common shareholders	$ 1,502	$ 2,210
Less: Dividends declared on preference shares	(4)	(5)
Earnings used in consolidated earnings per share	1,498	2,205
Less: Earnings from discontinued operations, net of tax	(19)	(15)
Earnings used in earnings per share from continuing operations	$ 1,479	$ 2,190